20. Operating Leases and Other Commitments and Contingencies (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leases And Other Commitments And Contingencies Details Narrative
Lease expenses	€ 472	€ 409	€ 356
License fees	€ 174	€ 405	€ 278